STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2012	$ 986	$ 190,436	$ (6,653)	$ 469	[1]	$ (150,516)	$ 34,722
Balance, shares at Dec. 31, 2012	25,826,334
Issuance of treasury shares upon exercise of options			$ 1,812			$ (571)	1,241
Issuance of treasury shares upon exercise of options, shares	646,629
Stock-based compensation related to options granted to non-employees		$ 30					30
Stock-based compensation related to employees		$ 1,314					1,314
Other comprehensive income (loss)				$ 873	[1]		873
Loss						$ (9,871)	(9,871)
Balance at Dec. 31, 2013	$ 986	$ 191,780	$ (4,841)	$ 1,342	[1]	$ (160,958)	28,309
Balance, shares at Dec. 31, 2013	26,472,963
Issuance of shares and warrants upon public offering, net of issuance expenses	$ 209	$ 10,030					10,239
Issuance of shares and warrants upon public offering, net of issuance expenses, shares	4,771,796
Issuance of treasury shares upon exercise of options			$ 564			$ (180)	384
Issuance of treasury shares upon exercise of options, shares	152,181
Stock-based compensation related to options granted to non-employees		$ 38					38
Stock-based compensation related to employees		$ 1,182					1,182
Other comprehensive income (loss)				$ (2,077)	[1]		(2,077)
Loss						$ (7,016)	(7,016)
Balance at Dec. 31, 2014	$ 1,195	$ 203,030	$ (4,277)	$ (735)	[1]	$ (168,154)	$ 31,059
Balance, shares at Dec. 31, 2014	31,396,940						31,396,940
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses	$ 302	$ 11,222					$ 11,524
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses, shares	7,666,665
Issuance of treasury shares upon exercise of options			$ 213			$ (60)	153
Issuance of treasury shares upon exercise of options, shares	57,593
Stock-based compensation related to options granted to non-employees		$ 35					35
Stock-based compensation related to employees		$ 1,031					1,031
Other comprehensive income (loss)				$ (1,655)	[1]		(1,655)
Loss						$ (4,799)	(4,799)
Balance at Dec. 31, 2015	$ 1,497	$ 215,318	$ (4,064)	$ (2,390)	[1]	$ (173,013)	$ 37,348
Balance, shares at Dec. 31, 2015	39,121,198						39,121,198

[1]	Relates to foreign currency translation adjustments.